DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
DERIVATIVE INSTRUMENTS
Schedule of fair and notional values of outstanding derivative instruments

The fair and notional values of outstanding derivative instruments were as follows (in thousands):

		Fair Value of Derivative Instruments		Notional Value of Derivative Instruments
		December 31,		December 31,
	Balance Sheet Location	2015	2014	2015	2014
Derivative assets	Other current assets	$—	$ 1	$—	$ 233
Derivative liabilities	Accrued liabilities	$—	$ 18	$—	$ 867

Schedule of derivatives designated as cash flow hedging instruments, effect on other comprehensive loss

The effect of derivatives designated as cash flow hedging instruments on accumulated other comprehensive loss, other income, net, and technology and development expenses was as follows (in thousands):

	Change in Gains (Losses) Recognized in Accumulated Other Comprehensive Loss on Derivatives Before Tax
	Year Ended December 31,
Derivatives Designated as Cash Flow Hedging Instruments	2015	2014	2013
Forward foreign currency exchange contracts	$ 52	$ (56)	$ 130

Schedule of gains recognized in earnings on derivatives (amount excluded from effectiveness testing) for cash flow hedging instruments

		Gains Recognized in Earnings on Derivatives (Amount Excluded from Effectiveness Testing)
		Year Ended December 31,
Derivatives Designated as Cash Flow Hedging Instruments	Location	2015	2014	2013
Forward foreign currency exchange contracts	Other income, net	$ 23	$ 118	$ 100

Schedule of derivatives designated as cash flow hedging instruments, (gains) losses reclassified into earnings (effective portion)

		(Gains) Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings (Effective Portion)
		Year Ended December 31,
Derivatives Designated as Cash Flow Hedging Instruments	Location	2015	2014	2013
Forward foreign currency exchange contracts	Technology and development expenses	$ 45	$ (23)	$ 323